Long-term debt - Schedule of Long-term Debt (Detail)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 CLP ($)	Sep. 23, 2020 USD ($)	Dec. 31, 2019 USD ($)	May 23, 2019 USD ($)	Jan. 29, 2019 CAD ($)
Debt Instrument [Line Items]
Long-term debt	$ 4,538,470,000				$ 3,931,868,000
Less: current portion	(139,874,000)				(225,013,000)
Long-term debt, excluding current portion	$ 4,398,596,000				3,706,855,000
Senior Unsecured Notes | U.S. Dollar Senior Unsecured Notes
Debt Instrument [Line Items]
Weighted average coupon	3.46%	3.46%	3.46%
Par value	$ 1,700,000,000			$ 600,000,000
Long-term debt	$ 1,688,390,000				1,219,579,000
Senior Unsecured Notes | U.S. Dollar Senior Unsecured Utility Notes
Debt Instrument [Line Items]
Weighted average coupon	6.34%	6.34%	6.34%
Par value	$ 142,000,000
Long-term debt	$ 157,212,000				233,686,000
Senior Unsecured Notes | U.S Dollar Senior Secured Utility Bonds
Debt Instrument [Line Items]
Weighted average coupon	4.71%	4.71%	4.71%
Par value	$ 556,229,000
Long-term debt	$ 561,494,000				672,337,000
Senior Unsecured Notes | Canadian Dollar Senior Unsecured Notes
Debt Instrument [Line Items]
Weighted average coupon	4.28%	4.28%	4.28%
Par value		$ 1,150,669,000					$ 300,000,000
Long-term debt	$ 899,710,000				728,679,000
Senior Unsecured Notes | Canadian Dollar Senior Secured Project Notes
Debt Instrument [Line Items]
Weighted average coupon	10.21%	10.21%	10.21%
Par value		$ 25,882,000
Long-term debt	$ 20,315,000				21,961,000
Senior Unsecured Notes | Chilean Unidad de Fomento borrowings
Debt Instrument [Line Items]
Weighted average coupon	4.29%	4.29%	4.29%
Par value			$ 1,868,000
Long-term debt	$ 92,183,000				0
Senior Unsecured Notes | Senior Unsecured Debt
Debt Instrument [Line Items]
Long-term debt	$ 3,917,149,000				3,310,819,000
Senior Unsecured Notes | U.S. Dollar Subordinated Unsecured Notes
Debt Instrument [Line Items]
Weighted average coupon	6.50%	6.50%	6.50%
Par value	$ 637,500,000				350,000,000	$ 350,000,000
Long-term debt	621,321,000				621,049,000
Revolving Credit Facility | Senior Unsecured Notes | Senior Unsecured Revolving Credit Facilities
Debt Instrument [Line Items]
Long-term debt	223,507,000				141,577,000
Revolving Credit Facility | Senior Unsecured Notes | Senior Unsecured Bank Credit Facilities
Debt Instrument [Line Items]
Long-term debt	152,338,000				75,000,000
Revolving Credit Facility | Senior Unsecured Notes | Commercial Paper
Debt Instrument [Line Items]
Long-term debt	$ 122,000,000				$ 218,000,000